Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Weighted Average Number of Shares
37.1.1 Weighted average number of ordinary shares outstanding

	2020		2021		2022
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
	(In number of shares)
Number of issued ordinary shares	415,807,920	152,185,698,720	415,807,920	151,769,890,800	408,897,068	150,138,929,728
Number of treasury shares*	(26,173,585)	(9,579,532,110)	(26,173,585)	(9,553,358,525)	(19,262,733)	(7,922,397,453)

Average number of ordinary shares outstanding	389,634,335	142,606,166,610	389,634,335	142,216,532,275	389,634,335	142,216,532,275

Number of days		366		365		365
Weighted average number of ordinary shares outstanding		389,634,335		389,634,335		389,634,335

*	The number of treasury shares have excluded the initial redemption of treasury shares from February 14, 2022, and the 2nd redemption from August 1, 2022.

Schedule of Earnings per Share Basic by Common Class
37.1.2 Basic earnings per share

	2020		2021		2022
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,468,447,701,501	￦	4,409,543,288,213	￦	4,394,828,402,454
Deduction: Dividends on hybrid securities		(22,859,500,000)		(71,537,500,000)		(126,402,175,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		3,445,588,201,501		4,338,005,788,213		4,268,426,227,454
Weighted average number of ordinary shares outstanding (B)		389,634,335		389,634,335		389,634,335
Basic earnings per share (A/B)	￦	8,843	￦	11,134	￦	10,955

Schedule of Adjusted Profit for Diluted Earnings per Share
37.2.1 Adjusted profit for diluted earnings per share

	2020		2021		2022
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	3,468,447,701,501	￦	4,409,543,288,213	￦	4,394,828,402,454
Deduction: Dividends on hybrid securities		(22,859,500,000)		(71,537,500,000)		(126,402,175,000)

Profit attributable to ordinary equity holders of the Parent Company		3,445,588,201,501		4,338,005,788,213		4,268,426,227,454
Adjustments: Interest expense on exchangeable bonds		798,012,332		2,347,186,871		2,380,953,816

Adjusted profit for diluted earnings per share	￦	3,446,386,213,833	￦	4,340,352,975,084	￦	4,270,807,181,270

Schedule of Adjusted Weighted Average Number of Shares for Diluted Earnings per Share
37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

	2020	2021	2022
	(In number of shares)
Weighted average number of ordinary shares outstanding	389,634,335	389,634,335	389,634,335
Adjustment:
Stock grants	3,416,737	3,945,208	4,306,711
Exchangeable bonds	1,707,650	5,000,000	5,000,000

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	394,758,722	398,579,543	398,941,046

Schedule of Earnings per Share Diluted by Common Class
37.2.3 Diluted earnings per share

	2020		2021		2022
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,446,386,213,833	￦	4,340,352,975,084	￦	4,270,807,181,270
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		394,758,722		398,579,543		398,941,046

Diluted earnings per share	￦	8,730	￦	10,890	￦	10,705